SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Structured payment arrangement - Factoring program (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual interest rate	4.35%
Factoring fee expense		¥ 2,121
Outstanding borrowing at the beginning of the year	¥ 30,000	40,353
Borrowing received during the year		89,500
Borrowing repaid during the year	(30,000)	(99,853)
Outstanding borrowing at the end of the year	0	30,000
Factoring program
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Security deposit					¥ 2,000
Annual interest rate			10.50%	9.00%	8.50%
Factoring program | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding borrowing at the beginning of the year	¥ 30,000
Outstanding borrowing at the end of the year		¥ 30,000